Other current financial assets	12 Months Ended
Dec. 31, 2023
Disclosure Of Other current Financial Assets [Abstract]
Other current financial assets
22. Other current financial assets
The following table provides a breakdown for other current financial assets (see Note 34 — Fair value measurement for a breakdown of other current financial assets by fair value level):

	At December 31,
(€ thousands)	2023	2022
Securities	85,320	316,595
Guarantee deposits	5,431	2,075
Financial receivables	166	2,224
Total other current financial assets	90,917	320,894
The following table provides a breakdown for securities:

(€ thousands)	At December 31, 2022	Investments	Disposals	Fair value adjustments	Realized gains/(losses)	Exchange rate gains/(losses)	At December 31, 2023
FVPL
Private equity	18,311	3,035	(802)	2,266	—	(411)	22,399
Real estate funds	12,129	2,096	—	(1,887)	—	(192)	12,146
Private debt	13,644	1,001	(4,224)	(347)	32	—	10,106
Hedge funds	46,761	4,009	(42,658)	706	264	(87)	8,995
Money market funds	2,587	18,578	(19,038)	(71)	209	(172)	2,093
Equity	14,592	997	(14,999)	(159)	703	7	1,141
Insurance contracts	114,975	—	(115,485)	545	(35)	—	—
Fixed income	64,017	—	(65,018)	—	1,001	—	—
Commodities	2,727	—	(2,601)	—	(126)	—	—
Total FVPL	289,743	29,716	(264,825)	1,053	2,048	(855)	56,880
FVOCI
Floating income	17,742	—	(1,005)	(45)	—	—	16,692
Fixed income	9,110	3,884	(1,996)	304	446	—	11,748
Total FVOCI	26,852	3,884	(3,001)	259	446	—	28,440
Total securities	316,595	33,600	(267,826)	1,312	2,494	(855)	85,320

(€ thousands)	At December 31, 2021	Investments	Disposals	Fair value adjustments	Realized gains/(losses)	Exchange rate gains/(losses)	At December 31, 2022
FVPL
Private equity	15,925	6,230	(7,533)	3,282	17	390	18,311
Real estate funds	32,898	2,496	(24,633)	248	800	320	12,129
Private debt	7,945	5,201	—	498	—	—	13,644
Hedge funds	41,483	7,304	—	(2,631)	—	605	46,761
Money market funds	2,007	966	(370)	77	—	(93)	2,587
Equity	25,408	—	(7,101)	(3,354)	(590)	229	14,592
Insurance contracts	113,919	—	—	1,056	—	—	114,975
Fixed income	68,947	—	—	(4,930)	—	—	64,017
Commodities	—	2,991	—	(264)	—	—	2,727
Total FVPL	308,532	25,188	(39,637)	(6,018)	227	1,451	289,743
FVOCI
Floating income	20,687	—	(2,500)	(445)	—	—	17,742
Fixed income	5,025	5,000	—	(915)	—	—	9,110
Total FVOCI	25,712	5,000	(2,500)	(1,360)	—	—	26,852
Total securities	334,244	30,188	(42,137)	(7,378)	227	1,451	316,595

In line with the Group’s funding strategy, during 2023, the Group disposed of securities (primarily investments in insurance contracts, fixed income and hedge funds) amounting to €267,826 thousand for proceeds of €270,317 thousand that the Group primarily used to finalize the TFI Acquisition and for capital expenditures, as well as to repay borrowings.